Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Line Items]
Original lease, description	The Company’s leases have original lease periods expiring between 2024 and 2036.
Impairment amount			$ 1,439
Operating lease liabilities	$ 6,245	$ 9,789